Share capital and share premium (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2023 USD ($) vote shares	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares							€ 1	€ 1	€ 1
Share capital				$ 236,800	$ 235,659	$ 234,154
Share premium				1,736,469	1,736,469	1,736,469
Total share capital and share premium				1,973,269	1,972,128	1,970,623
Proceeds from issue of equity				$ 0	$ 0	$ 348,646
Equity Offering
Disclosure of classes of share capital [line items]
Proceeds from issue of equity	$ 341,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares) | shares				202,277,366	201,232,560	199,754,122
Par value per share (in euros per share) | € / shares							€ 1.00	€ 1	€ 1
Share capital				$ 236,800	$ 235,659	$ 234,154
Share premium				1,736,469	1,736,469	1,736,469
Total share capital and share premium				$ 1,973,269	$ 1,972,128	$ 1,970,623
Number of shares authorised (in shares) | shares				202,277,366	201,232,560	199,754,122
Number of votes per share | vote				1	1	1
Ordinary Shares | Settlement of Equity Programs
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares				1,044,806	1,478,438	2,568,954
Shares issued, transaction costs				$ 24	$ 91	$ 179
Ordinary Shares | Equity Offering
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares						17,925,922
Shares issued, transaction costs						$ 7,638
Proceeds from issue of equity		$ 231,000	$ 280,000			$ 341,000